Liabilities, Commitments and Contingencies - Schedule of Environmental Remediation Activity (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Environmental [Roll Forward]
Beginning balance	$ 844	$ 752	$ 752	$ 605
Reductions for payments made, net of recoveries	(40)	(24)	(79)	(43)
Changes in estimates	27	72	171	190
Ending balance	$ 831	$ 800	$ 844	$ 752